Employees - Summary of Movements in (Deficit)/Surplus (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [Line Items]
Current service cost	€ 245	€ 226	€ 271
Special termination benefits	(4)	(6)	(9)
Past service costs including losses/(gains) on curtailments	23	32	129
Settlements	(4)	2	(6)
Actual return on plan assets (excluding amounts in net finance income/charge)	1,475	1,877	(254)
Interest income	540
Actuarial gain/(loss) arising from changes in demographic assumptions	222	(217)	(22)
Actuarial gain/(loss) arising from changes in financial assumptions	(210)	(2,963)	1,167
Actuarial gain/(loss) arising from experience adjustments	133	82	233
Assets Net of Liabilities [Member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	(3,173)	(2,320)
Current service cost	(245)	(226)
Employee contributions	18	17
Special termination benefits	(4)	(6)
Past service costs including losses/(gains) on curtailments	23	32
Settlements	4	(2)
Actual return on plan assets (excluding amounts in net finance income/charge)	1,475	1,877
Interest cost	(636)	(758)
Interest income	540	664
Actuarial gain/(loss) arising from changes in demographic assumptions	222	(217)
Actuarial gain/(loss) arising from changes in financial assumptions	(210)	(2,963)
Actuarial gain/(loss) arising from experience adjustments	133	82
Employer contributions	1,105	512
Benefit payments	0	0
Reclassification of benefits	7
Currency retranslation	180	135
Ending balance	(561)	(3,173)	(2,320)
Assets Net of Liabilities [Member] | United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	(1,018)	(652)
Current service cost	(114)	(89)
Past service costs including losses/(gains) on curtailments	5	5
Actual return on plan assets (excluding amounts in net finance income/charge)	863	1,412
Interest cost	(286)	(347)
Interest income	270	329
Actuarial gain/(loss) arising from changes in demographic assumptions	312	23
Actuarial gain/(loss) arising from changes in financial assumptions	(189)	(1,919)
Actuarial gain/(loss) arising from experience adjustments	144	29
Employer contributions	778	202
Benefit payments	0	0
Currency retranslation	18	(11)
Ending balance	783	(1,018)	(652)
Assets Net of Liabilities [Member] | Netherlands [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	239	430
Current service cost	(6)	(3)
Employee contributions	1
Past service costs including losses/(gains) on curtailments	12	4
Actual return on plan assets (excluding amounts in net finance income/charge)	275	281
Interest cost	(86)	(109)
Interest income	91	120
Actuarial gain/(loss) arising from changes in demographic assumptions	(96)	(19)
Actuarial gain/(loss) arising from changes in financial assumptions		(524)
Actuarial gain/(loss) arising from experience adjustments	(37)	46
Employer contributions	43	11
Benefit payments	0	0
Reclassification of benefits	8	2
Ending balance	444	239	430
Assets Net of Liabilities [Member] | Rest of World [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance	(2,394)	(2,098)
Current service cost	(125)	(134)
Employee contributions	17	17
Special termination benefits	(4)	(6)
Past service costs including losses/(gains) on curtailments	6	23
Settlements	4	(2)
Actual return on plan assets (excluding amounts in net finance income/charge)	337	184
Interest cost	(264)	(302)
Interest income	179	215
Actuarial gain/(loss) arising from changes in demographic assumptions	6	(221)
Actuarial gain/(loss) arising from changes in financial assumptions	(21)	(520)
Actuarial gain/(loss) arising from experience adjustments	26	7
Employer contributions	284	299
Benefit payments	0	0
Reclassification of benefits	(1)	(2)
Currency retranslation	162	146
Ending balance	€ (1,788)	€ (2,394)	€ (2,098)